UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Emerging Sovereign Group LLC

Address:  520 Madison Avenue, 41st Floor
          New York, New York 10022


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Authorized Signatory
Phone:  (212) 984-5761


Signature, Place and Date of Signing:

/s/ J. Kevin Kenny, Jr.             New York, NY                  May 14, 2012
-----------------------            -------------                 ------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:  $372,325
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

NONE


                                                    FORM 13F INFORMATION TABLE
                                                         March 31, 2012



COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                   TITLE                   VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP     (X1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A-   G0457F107     370       20,430  SH         Sole      None         20,430
BAIDU INC                      SPON ADR REP A  O56752108  45,956      315,267  SH         Sole      None        315,267
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW     G20045202   8,320    1,171,834  SH         Sole      None      1,171,834
COGNIZANT TECHNOLOGY SOLUTIO        CL A       192446102  31,071      403,780  SH         Sole      None        403,780
DISCOVERY COMMUNICATNS NEW       COM SER C     25470F302  20,849      444,727  SH         Sole      None        444,727
GOOGLE INC                          CL A       38259P508  30,183       47,070  SH         Sole      None         47,070
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR   43358R108  34,098    2,270,170  SH         Sole      None      2,270,170
MASTERCARD INC                      CL A       57636Q104  21,421       50,972  SH         Sole      None         50,972
PRICELINE COM INC                 COM NEW      741503403  30,375       42,334  SH         Sole      None         42,334
SENSATA TECHNOLOGIES HLDG BV        SHS        N7902X106  32,279      964,128  SH         Sole      None        964,128
SINA CORP                           ORD        G81477104  15,448      237,662  SH         Sole      None        237,662
VANCEINFO TECHNOLOGIES INC          ADR        921564100  11,514      956,348  SH         Sole      None        956,348
VISA INC                          COM CL A     92826C839  20,347      172,430  SH         Sole      None        172,430
WYNN RESORTS LTD                    COM        983134107  51,898      415,583  SH         Sole      None        415,583
YANDEX N V                      SHS CLASS A    N97284108  18,196      677,200  SH         Sole      None        677,200







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